Long-Term Notes Payable, Net - Summary of Debt Discount (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013
Debt Disclosure [Abstract]
Balance			$ 4,592	$ 65,173	$ 65,173	$ 288,439
Debt discount recorded						140,592
Amortization of debt discount	0	(21,030)	(4,592)	(55,843)	(60,581)	(363,858)	(1,648,452)
Balance					$ 4,592	$ 65,173	$ 4,592